Financial Instruments - Summary of Consolidated Debt by Type of Instrument (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Current maturities	$ 129	$ 15,685
Short-term debt	883	16,973
Long- term	182,074	177,022	$ 9,339
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	614	910
Long- term	68,896	55,571
Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	614	910
Long- term	6,436	5,439
Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	0	0
Long- term	62,460	50,132
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	140	378
Long- term	113,307	137,136
Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	0	224
Long- term	110,157	133,949
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	140	154
Long- term	3,150	3,187
Total bank loans and notes payables [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	754	1,288
Long- term	$ 182,203	$ 192,707
Bottom of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2019	2018
Bottom of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2020	2018
Bottom of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2023	2018
Bottom of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2019	2018
Top of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2022
Top of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2022	2022
Top of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2026
Top of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2025	2025